OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Operating Leases
Schedule of assets and liabilities related to company's leases

	As of December 31,
	2023	2022
Operating lease right-of-use assets, net	$2,364,672	$4,324,514
Current portion of operating lease liability	491,440	733,572
Non-current portion of operating lease liability	2,043,025	3,827,878

Schedule future maturities of operating lease liability

2024	$769,129
2025	792,203
2026	815,969
2027	840,449
Total lease payments	$3,217,750
Less amounts representing interest	$(683,285)
Present value of lease liability	$2,534,465